Document And Entity Information	3 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Oncobiologics, Inc.
Entity Central Index Key	0001649989
Trading Symbol	ons
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false